GOODWILL	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
GOODWILL
GOODWILL
The following table presents the breakdown of, and changes to, the balance of goodwill:

	Cost		Accumulated Impairment		Total
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016	2017	2016	2017	2016
Balance, beginning of year	$4,162	$2,806	$(379)	$(263)	$3,783	$2,543
Acquisitions through business combinations	1,157	1,286	—	—	1,157	1,286
Impairment losses	—	—	(5)	(65)	(5)	(65)
Foreign currency translation and other[1]	388	70	(6)	(51)	382	19
Balance, end of year	$5,707	$4,162	$(390)	$(379)	$5,317	$3,783

1.	Includes adjustment to goodwill based on final purchase price allocation
The following table presents goodwill by geography:

AS AT DEC. 31 (MILLIONS)	2017	2016
United States	$400	$388
Canada	432	192
Australia	1,026	950
Colombia	912	907
Brazil	905	123
Europe	1,257	894
Other	385	329
	$5,317	$3,783

Goodwill is allocated to the following operating segments:

AS AT DEC. 31 (MILLIONS)	Note	2017	2016
Private equity	(a)	$1,555	$1,155
Infrastructure	(b)	1,301	502
Real estate	(c)	1,127	780
Renewable power	(d)	901	896
Asset management		312	328
Other		121	122
Total		$5,317	$3,783

a)	Private Equity
Goodwill in our Private Equity segment is primarily attributable to our construction business. Goodwill in our construction business is tested for impairment using a discounted cash flow analysis to determine the recoverable amount. The recoverable amounts for the years ended 2017 and 2016 were determined to be in excess of their carrying values. The valuation assumptions used to determine the recoverable amount are a discount rate of 9.7% (2016 – 12.0%), terminal growth rate of 2.9% (2016 – 4.0%) and terminal year of 2022 for cash flows included in the assumptions (2016 – 2021). The discount rate represents the market-based weighted-average cost of capital adjusted for risks specific to each operating region and the terminal growth rate represents the regional five-year forecasted average growth rate from leading industry organizations, weighted by our geographic exposure which can vary year over year.
Additionally, in 2017, a subsidiary of Brookfield completed several acquisitions, including a U.K. road fuel business, and allocated $342 million of the purchase price of these acquisitions to goodwill. The purchase price allocations for these acquisitions have been completed on a preliminary basis.

b)	Infrastructure
Goodwill in our Infrastructure segment is primarily attributable to a Brazilian regulated gas transmission business, which we acquired in the current year and allocated $804 million of the purchase price to goodwill. The purchase price allocation for this acquisition has been completed on a preliminary basis. Excluding the acquisition made in 2017, the remainder of the goodwill is primarily attributable to an Australian port business acquired in 2016. The valuation assumptions used to determine the recoverable amount are a discount rate of 15.0%, terminal capitalization multiple of 8.9x and a cash flow period of 10 years. The carrying amount of the cash-generating was determined to not exceed its recoverable amount.

c)	Real Estate
Goodwill in our Real Estate segment is primarily attributable to Center Parcs and IFC Seoul. We acquired IFC Seoul in 2016 and allocated $221 million of goodwill to the property in 2017 upon finalizing the purchase price allocation. Goodwill is tested annually for impairment by assessing if the carrying value of the cash-generating unit, including the allocated goodwill, exceeds its recoverable amount, determined as the greater of the estimated fair value less costs to sell or the value in use. The recoverable amounts for the years ended 2017 and 2016 were determined to be in excess of their carrying values. The valuation assumptions used to determine the recoverable amount are a discount rate of 7.7% (2016 – 8.3%) based on a market-based-weighted-average cost of capital, and a long-term growth rate of 2.3% (2016 – 2.3%).

d)	Renewable Power
Goodwill in our Renewable Power segment is primarily attributable to Isagen, which arose from the inclusion of a deferred tax liability as the tax bases of the net assets acquired were lower than their fair values. The goodwill is recoverable as long as the tax circumstances that gave rise to the goodwill do not change. To date, no such changes have occurred.
The recoverable amounts used in goodwill impairment testing are calculated using discounted cash flow models based on the following significant unobservable inputs:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) the recoverable amount	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) the recoverable amount	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	• Terminal capitalization rate/multiple	• Increases (decreases) in terminal capitalization rate/multiple decrease (increase) the recoverable amount
•    Increases (decreases) in terminal capitalization rates/multiple tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates

	• Exit date/terminal year of cash flows	• Increases (decreases) in the exit date/terminal year of cash flows decrease (increase) the recoverable amount
•    Increases (decreases) in the exit date/terminal year of cash flows tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year